Long-Term Debt - Maturities of Long-term Debt (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 3,081,000	$ 16,920,074
2018	13,350,000	37,772,764
2019	77,000	124,750,000
2020	39,000
Total	$ 16,547,000	$ 179,442,838	$ 258,238,140